Financing Receivables - Components of Financing Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Components of the company's financing receivables
Financing receivables, gross	$ 32,348	$ 32,087
Unearned income	(1,195)	(1,210)
Recorded Investment	31,153	30,877
Allowance for credit losses	(292)	(336)
Unguaranteed residual value	589	630
Guaranteed residual value	85	100
Total financing receivables, net	31,536	31,272
Current portion	22,388	21,721
Noncurrent portion	9,148	9,550
Financing receivables pledged as collateral for borrowings	710	773
Financing receivables held for sale	0	0
Lease receivables
Components of the company's financing receivables
Financing receivables, gross	6,846	7,128
Unearned income	(526)	(535)
Recorded Investment	6,320	6,593
Allowance for credit losses	(99)	(103)	$ (133)
Unguaranteed residual value	589	630
Guaranteed residual value	85	100
Total financing receivables, net	6,895	7,220
Current portion	2,834	2,900
Noncurrent portion	$ 4,061	4,320
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2019	44.00%
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2020	26.00%
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2021	18.00%
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2022	9.00%
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2023 and beyond	3.00%
Commercial financing receivables
Components of the company's financing receivables
Financing receivables, gross	$ 11,889	11,649
Unearned income	(37)	(32)
Recorded Investment	11,852	11,617
Allowance for credit losses	(13)	(21)
Total financing receivables, net	11,838	11,596
Current portion	11,838	11,596
Loan receivables
Components of the company's financing receivables
Financing receivables, gross	13,614	13,311
Unearned income	(632)	(644)
Recorded Investment	12,981	12,667
Allowance for credit losses	(179)	(211)	$ (276)
Total financing receivables, net	12,802	12,456
Current portion	7,716	7,226
Noncurrent portion	$ 5,086	$ 5,230